LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED MARCH 14, 2014

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following text supplements the section of each fund’s Prospectus titled “Dividends, other distributions and taxes – Dividends and other distributions”:

You can elect to receive dividends and/or other distributions in cash.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date.

Effective on or about August 1, 2014, if you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or, provided that the dividend and/or distribution is $10.00 or more, by check. If you choose to receive dividends and/or distributions via check, amounts less than $10.00 will automatically be reinvested in fund shares as described above.

If you do not want dividends and/or distributions in amounts less than $10.00 to be reinvested in fund shares, you must elect to receive dividends and distributions via a direct deposit to your bank account.

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Partners Institutional Trust
Western Asset Institutional AMT Free Municipal Money Market Fund	December 27, 2013
Western Asset Institutional Cash Reserves	December 27, 2013
Western Asset Institutional Government Reserves	December 27, 2013
Western Asset Institutional Liquid Reserves	December 27, 2013
Western Asset Institutional Tax Free Reserves	December 27, 2013
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2013
Western Asset Institutional U.S. Treasury Reserves	December 27, 2013

Legg Mason Partners Money Market Trust
Western Asset California Tax Free Money Market Fund	December 27, 2013
Western Asset Connecticut Municipal Money Market Fund	December 27, 2013
Western Asset Government Reserves	December 27, 2013
Western Asset Liquid Reserves	December 27, 2013
Western Asset New York Tax Free Money Market Fund	December 27, 2013
Western Asset Tax Free Reserves	December 27, 2013
Western Asset U.S. Treasury Reserves	December 27, 2013

Legg Mason Partners Premium Money Market Trust
Western Asset Premium Liquid Reserves	December 27, 2013
Western Asset Premium Tax Free Reserves	December 27, 2013
Western Asset Premium U.S. Treasury Reserves	December 27, 2013

Please retain this supplement for future reference.

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